Share-based payments	12 Months Ended
Dec. 31, 2022
Share-based payments
Share-based payments
14. Share-based payments
Eve’s 2022 Stock Incentive Plan consists of granting its employees, management, and officers restricted stock units (RSUs) of the Company’s common stock. The Granted Tranches contain service, performance, and market conditions that vest over
2-5
years. The RSU’s will be settled by the Company with its own shares upon achievement of the vesting conditions and there is neither repurchase obligation nor restrictions for the grantees to access the shares. The Company is allowed to net settle the award for statutory tax withholding purposes, but in no case exceeding the maximum statutory tax rates in the employees’ relevant tax jurisdictions. Thus, the RSU’s are classified as equity. See below the RSU activities:

	Number of Shares	Weighted Average Grant Price	Weighted Average Requisite Period
Granted on May 9, 2022	687,235	14.08	2.84
Granted	489,937	13.62	3.21
Vested	(140,000)	11.32	0.00
Forfeited	(120,000)	11.32	0.00

Outstanding as of December 31, 2022	917,172

Convertible as of December 31, 2022	—
All expenses related to share-based plans impacted the results as follows:

	Year Ended December 31,
	2022	2021
Selling, general and administrative	$3,176,460	$—
Research and development	124,932	—

Total 2022 Stock Incentive Plan expense	$3,301,392	$—
The total tax benefits related to the 2022 Stock Incentive Plan for the current year was $137,465.